Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies - Other Funds
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 457.7	$ 7.0	₨ 431.2
Realized interest credited to fund	40.6	0.6	47.8
Contribution during the period	93.2	1.4	124.4
Amount paid towards claim	(71.6)	(1.0)	(145.7)
Ending Balance	₨ 519.9	$ 8.0	₨ 457.7